FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Capital Management (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Total equity	$ 51,286	$ 56,068	$ 55,590	$ 51,344
Net debt	$ 5,079	$ 2,898
Gearing (in percent)	9.90%	5.20%